Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Amortization expense	$ 2,783	$ 6,630	$ 5,568	$ 13,261	$ 39,873
Impairment expense					$ 35,723